Goodwill and Other Intangibles - Schedule of Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Total amortization	$ 151	$ 133	$ 166
Emission Allowances
Finite-Lived Intangible Assets [Line Items]
Total amortization	32	39	71
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Total amortization	44	32	34
Marketing Partnerships
Finite-Lived Intangible Assets [Line Items]
Total amortization	15	9	5
Trade Names
Finite-Lived Intangible Assets [Line Items]
Total amortization	25	23	23
Other
Finite-Lived Intangible Assets [Line Items]
Total amortization	$ 35	$ 30	$ 33